Convertible Preferred Stock and Stockholders' Deficit - Summary of temporary equity (Detail) $ / shares in Units, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares
Temporary Equity [Line Items]
Shares Authorized	32,474,428
Shares Outstanding	28,453,228
Liquidation Preference | $	$ 134,087
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	14,056,840
Purchase Price Per Share | $ / shares	$ 4.05382
Shares Outstanding	11,563,819
Liquidation Preference | $	$ 46,878
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	11,071,448
Purchase Price Per Share | $ / shares	$ 5.05806
Shares Outstanding	10,154,819
Liquidation Preference | $	$ 51,364
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	7,346,140
Purchase Price Per Share | $ / shares	$ 5.32253
Shares Outstanding	6,734,590
Liquidation Preference | $	$ 35,845
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	14,056,840
Purchase Price Per Share | $ / shares	$ 4.05382
Shares Outstanding	11,563,819
Liquidation Preference | $	$ 46,878
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	11,071,448
Purchase Price Per Share | $ / shares	$ 5.05806
Shares Outstanding	10,154,819
Liquidation Preference | $	$ 51,364
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	7,346,140
Purchase Price Per Share | $ / shares	$ 5.32253
Shares Outstanding	6,734,590
Liquidation Preference | $	$ 35,845